SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Loss Per Common Share (Details) - USD ($)	3 Months Ended						5 Months Ended	6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022		Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021		Dec. 31, 2020 [1]
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average common shares outstanding - basic	49,795,000			34,523,000					39,819,000	34,455,000		34,472,000	[1]	34,202,000
Basic Loss per common share	$ (0.41)			$ (0.29)					$ (1.12)	$ (1.00)		$ (1.34)	[1]	$ (4.32)
Diluted weighted average shares outstanding (in shares)	49,795,000			34,523,000					39,819,000	34,455,000		34,472,000	[1]	34,202,000
Diluted (in dollars per unit)	$ (0.41)			$ (0.29)					$ (1.12)	$ (1.00)		$ (1.34)	[1]	$ (4.32)
CIK 0001846136 Riverview Acquisition Corp
(Loss) earnings per common share:
Warrants exercisable to purchase of aggregate class A common stock (in shares)		19,900,000			19,900,000		19,900,000	19,900,000
Common Class A [Member] | CIK 0001846136 Riverview Acquisition Corp
(Loss) earnings per common share:
Warrants exercisable to purchase of aggregate class A common stock (in shares)											19,900,000	19,900,000
Numerator: [Abstract]
Allocation of net income (loss), as adjusted		$ (8,447,152)			$ 0		$ 0	$ (8,309,212)			$ 3,659,168
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average common shares outstanding - basic		25,000,000			0		0	25,000,000			11,392,405
Basic Loss per common share		$ (0.34)			$ 0		$ 0	$ (0.33)			$ 0.32
Diluted weighted average shares outstanding (in shares)		25,000,000			0		0	25,000,000			11,392,405
Diluted (in dollars per unit)		$ (0.34)			$ 0.00		$ 0.00	$ (0.33)			$ 0.32
Common Class B [Member] | CIK 0001846136 Riverview Acquisition Corp
Numerator: [Abstract]
Allocation of net income (loss), as adjusted		$ (2,111,788)			$ 63		$ (8,413)	$ (2,077,303)			$ 2,007,460
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average common shares outstanding - basic		6,250,000	[2]		6,250,000	[2]	6,250,000 [2]	6,250,000 [2]			6,250,000
Basic Loss per common share		$ (0.34)			$ 0		$ 0	$ (0.33)			$ 0.32
Diluted weighted average shares outstanding (in shares)		6,250,000			6,250,000		6,250,000	6,250,000			6,250,000
Diluted (in dollars per unit)		$ (0.34)			$ 0.00		$ 0.00	$ (0.33)			$ 0.32

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.
[2]	Excluded an aggregate of 937,500 shares forfeited as of December 31, 2021 (see Note 5).